A

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ADVERTISING & MARKETING - 0.2%
12,998	QuinStreet, Inc.(a)	$ 232,794

	AEROSPACE & DEFENSE - 1.1%
6,700	AAR Corporation(a)	226,795
2,345	AeroVironment, Inc.(a)	240,034
4,690	Barnes Group, Inc.	223,572
5,360	Kaman Corporation	209,469
3,082	Moog, Inc., Class A	244,835
12,529	Triumph Group, Inc. (a)	231,285
		1,375,990
	APPAREL & TEXTILE PRODUCTS - 0.8%
1,742	Crocs, Inc.(a)	248,792
2,747	Oxford Industries, Inc.	248,054
5,427	Steven Madden Ltd.	219,631
7,102	Wolverine World Wide, Inc.	254,678
		971,155
	ASSET MANAGEMENT - 1.3%
4,958	Artisan Partners Asset Management, Inc., Class A	257,618
14,204	Blucora, Inc.(a)	233,088
2,881	Cohen & Steers, Inc.	252,693
7,370	Federated Hermes, Inc., Class B	249,327
11,859	Kennedy-Wilson Holdings, Inc.	260,779
10,318	Sculptor Capital Management, Inc.	291,999
		1,545,504
	AUTOMOTIVE - 1.5%
24,656	American Axle & Manufacturing Holdings, Inc.(a)	218,699
9,916	Dana, Inc.	230,646
2,345	Dorman Products, Inc.(a)	220,102
2,881	Gentherm, Inc.(a)	247,247
5,025	Methode Electronics, Inc.	234,014
5,695	Standard Motor Products, Inc.	244,259
13,802	Tenneco, Inc., Class A(a)	215,311
2,077	Visteon Corporation(a)	219,497
		1,829,775

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 10.3%
4,891	Ameris Bancorp	$ 240,833
12,060	Associated Banc-Corporation	248,677
6,767	Atlantic Union Bankshares Corporation	250,379
5,025	Axos Financial, Inc.(a)(b)	243,612
9,246	BancorpSouth Bank	271,185
5,896	Bank OZK(b)	250,167
4,489	Banner Corporation	256,771
16,616	Brookline Bancorp, Inc.(b)	248,742
21,574	Capitol Federal Financial, Inc.	248,964
6,298	Cathay General Bancorp	250,534
3,149	City Holding Company	245,307
6,834	Columbia Banking System, Inc.	248,484
3,350	Community Bank System, Inc.	247,900
12,529	CVB Financial Corporation	255,090
4,355	Eagle Bancorp, Inc.	251,284
19,698	First BanCorporation	250,756
10,653	First Financial Bancorp	250,452
5,695	First Interstate BancSystem, Inc., Class A	250,922
13,333	First Midwest Bancorp, Inc.	249,727
5,226	Flagstar Bancorp, Inc.	258,478
15,611	Fulton Financial Corporation	247,434
7,772	Great Western Bancorp, Inc.	240,621
5,494	Hancock Whitney Corporation	252,504
7,571	Hilltop Holdings, Inc.	253,401
11,256	Home BancShares, Inc.	249,320
18,023	Hope Bancorp, Inc.	248,537
6,097	International Bancshares Corporation	255,342
6,767	National Bank Holdings Corporation, Class A	253,763
6,834	NBT Bancorp, Inc.	245,067
17,956	Northwest Bancshares, Inc.	233,787
14,874	Old National Bancorp	247,801
6,030	PacWest Bancorp	256,577
11,055	Provident Financial Services, Inc.	243,984
6,767	Renasant Corporation	237,522

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 10.3% (Continued)
8,107	S&T Bancorp, Inc.	$ 241,589
3,350	ServisFirst Bancshares, Inc.	245,957
8,777	Simmons First National Corporation, Class A	254,972
6,633	Southside Bancshares, Inc.	249,998
10,988	Sterling Bancorp	251,515
562	SVB Financial Group(a)	314,439
3,819	Texas Capital Bancshares, Inc.(a)	259,654
3,082	Tompkins Financial Corporation	245,296
8,040	Towne Bank	244,979
7,973	Trustmark Corporation	252,106
6,901	United Bankshares, Inc.	250,713
8,308	United Community Banks, Inc.	250,652
7,437	Washington Federal, Inc.	247,652
7,370	WesBanco, Inc.	250,580
4,288	Westamerica BanCorporation	243,301
3,350	Wintrust Financial Corporation(b)	250,714
		12,538,041
	BEVERAGES - 0.2%
603	Coca-Cola Consolidated, Inc.	244,914

	BIOTECH & PHARMA - 3.7%
15,142	Aerie Pharmaceuticals, Inc.(a)	225,767
48,508	Amneal Pharmaceuticals, Inc.(a)	273,585
18,291	Coherus Biosciences, Inc.(a)(b)	292,290
3,618	Emergent BioSolutions, Inc.(a)	228,223
5,628	Enanta Pharmaceuticals, Inc.(a)(b)	321,922
5,762	Halozyme Therapeutics, Inc.(a)	241,946
1,005	Heska Corporation(a)	266,627
16,884	Innoviva, Inc.(a)	257,650
13,802	Intercept Pharmaceuticals, Inc.(a)(b)	205,788
18,023	Ironwood Pharmaceuticals, Inc.(a)	236,101
2,077	Ligand Pharmaceuticals, Inc.(a)	274,787
4,087	Pacira BioSciences, Inc.(a)	242,318
4,556	Prestige Consumer Healthcare, Inc.(a)	261,469

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BIOTECH & PHARMA - 3.7% (Continued)
5,494	Sage Therapeutics, Inc.(a)	$ 253,878
9,045	Supernus Pharmaceuticals, Inc.(a)	249,009
18,425	Theravance Biopharma, Inc.(a)(b)	152,928
3,015	Ultragenyx Pharmaceutical, Inc.(a)	290,314
1,340	United Therapeutics Corporation(a)	287,939
		4,562,541
	CHEMICALS - 4.0%
4,958	Avient Corporation	258,262
1,742	Balchem Corporation	244,612
4,355	Cabot Corporation	232,557
7,169	Chemours Company (The)	240,233
10,251	GCP Applied Technologies, Inc.(a)	244,384
3,685	HB Fuller Company	248,995
2,814	Ingevity Corporation(a)	226,217
2,680	Innospec, Inc.	250,848
6,298	Kraton Corporation(a)	265,272
17,152	Kronos Worldwide, Inc.	227,092
3,350	Materion Corporation	244,651
2,948	Minerals Technologies, Inc.	231,831
5,092	Olin Corporation	253,785
938	Quaker Chemical Corporation	243,055
2,747	Sensient Technologies Corporation	238,577
2,010	Stepan Company	236,296
4,422	Trinseo S.A.	229,634
9,715	Univar Solutions, Inc.(a)	229,371
7,772	Valvoline, Inc.	234,404
1,005	WD-40 Company	240,828
		4,820,904
	COMMERCIAL SUPPORT SERVICES - 2.8%
5,159	ABM Industries, Inc.	255,474
2,345	AMN Healthcare Services, Inc.(a)	266,204
4,355	Brady Corporation, Class A	232,252
1,675	CorVel Corporation(a)	276,057
11,859	Covanta Holding Corporation	237,773

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.8% (Continued)
5,427	Deluxe Corporation	$ 208,125
11,859	Harsco Corporation(a)(b)	216,308
9,179	Healthcare Services Group, Inc.	240,123
2,412	Insperity, Inc.	266,140
3,484	Korn Ferry	246,284
2,881	TriNet Group, Inc.(a)	265,282
1,072	UniFirst Corporation	245,563
6,834	US Ecology, Inc. (a)(b)	244,999
5,226	Viad Corporation(a)	225,711
		3,426,295
	CONSTRUCTION MATERIALS - 0.6%
1,675	Eagle Materials, Inc.	262,707
2,144	Simpson Manufacturing Company, Inc.	242,594
7,102	Summit Materials, Inc., Class A(a)	239,124
		744,425
	CONSUMER SERVICES - 1.5%
5,561	2U, Inc.(a)	205,924
6,566	Adtalem Global Education, Inc.(a)	242,942
335	Graham Holdings Company, Class B	206,631
6,901	Matthews International Corporation, Class A	255,544
804	Medifast, Inc.	183,232
20,167	Perdoceo Education Corporation(a)	221,434
4,154	Rent-A-Center, Inc.	262,034
3,015	Strategic Education, Inc.	236,014
		1,813,755
	CONTAINERS & PACKAGING - 0.6%
3,953	Greif, Inc., Class A	250,304
16,147	O-I Glass, Inc. (a)	244,304
5,896	Silgan Holdings, Inc.(b)	250,167
		744,775
	DATA CENTER REIT - 0.2%
3,082	QTS Realty Trust, Inc., Class A	240,334

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ELECTRIC UTILITIES - 1.6%
3,417	ALLETE, Inc.	$ 230,374
3,551	Black Hills Corporation	249,742
8,308	Clearway Energy, Inc.	260,789
3,082	MGE Energy, Inc.	248,224
3,082	NextEra Energy Partners, L.P.(b)	246,344
3,886	NorthWestern Corporation	247,150
3,417	Ormat Technologies, Inc.(b)	243,051
4,690	Otter Tail Corporation	257,340
		1,983,014
	ELECTRICAL EQUIPMENT - 1.8%
3,819	AAON, Inc.	260,112
2,278	Advanced Energy Industries, Inc.	205,430
2,345	Badger Meter, Inc.	251,126
4,891	Belden, Inc.	280,010
3,283	FARO Technologies, Inc.(a)	226,330
2,412	Itron, Inc.(a)	202,632
2,412	OSI Systems, Inc.(a)	238,643
3,618	SPX Corporation(a)	226,053
1,608	Watts Water Technologies, Inc., Class A	275,885
		2,166,221
	ENGINEERING & CONSTRUCTION - 1.4%
3,216	Comfort Systems USA, Inc.	244,352
3,417	Dycom Industries, Inc.(a)(b)	257,403
2,211	Exponent, Inc.	258,466
6,231	Granite Construction, Inc.	252,605
2,010	Installed Building Products, Inc.	249,602
6,164	KBR, Inc.	240,026
1,206	TopBuild Corporation(a)	263,860
		1,766,314
	ENTERTAINMENT CONTENT - 0.2%
4,757	AMC Networks, Inc., Class A(a)(b)	226,100

	FOOD - 2.0%
8,308	B&G Foods, Inc.(b)	252,231

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	FOOD - 2.0% (Continued)
6,834	Cal-Maine Foods, Inc.	$ 247,117
7,772	Fresh Del Monte Produce, Inc.	255,544
5,963	Hain Celestial Group, Inc. (The)(a)(b)	223,076
1,474	J & J Snack Foods Corporation	241,382
2,613	John B Sanfilippo & Son, Inc.	222,079
10,117	Phibro Animal Health Corporation, Class A	245,742
1,273	Sanderson Farms, Inc.	250,145
6,968	Tootsie Roll Industries, Inc.(b)	220,537
5,360	TreeHouse Foods, Inc.(a)	200,839
		2,358,692
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
4,690	Boise Cascade Company(b)	271,317
4,355	Domtar Corporation(a)	238,785
4,288	Louisiana-Pacific Corporation	272,030
4,757	Neenah, Inc.	239,705
3,216	UFP Industries, Inc.	241,457
		1,263,294
	GAS & WATER UTILITIES - 1.2%
2,680	American States Water Company	247,123
4,623	National Fuel Gas Company	239,518
4,656	Northwest Natural Holding Company(b)	239,551
3,216	ONE Gas, Inc.	230,973
9,514	South Jersey Industries, Inc.(b)	236,042
14,740	Suburban Propane Partners, L.P.	224,490
		1,417,697
	HEALTH CARE FACILITIES & SERVICES - 1.8%
3,886	Acadia Healthcare Company, Inc.(a)	256,942
31,758	Brookdale Senior Living, Inc.(a)	231,833
2,814	Ensign Group, Inc. (The)	229,819
2,546	Magellan Health, Inc.(a)	240,903
8,174	MEDNAX, Inc.(a)	262,467
6,030	Select Medical Holdings Corporation	208,457
3,350	Tenet Healthcare Corporation(a)	252,423
9,514	Tivity Health, Inc.(a)	221,201

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.8% (Continued)
2,010	US Physical Therapy, Inc.	$ 235,974
		2,140,019
	HEALTH CARE REIT - 0.8%
9,916	CareTrust REIT, Inc.	218,053
61,305	Diversified Healthcare Trust	229,894
6,298	LTC Properties, Inc.	217,344
12,596	Physicians Realty Trust	233,152
		898,443
	HOME & OFFICE PRODUCTS - 0.8%
5,561	Herman Miller, Inc.	233,729
6,432	HNI Corporation	243,708
2,747	iRobot Corporation(a)	222,837
11,457	Tupperware Brands Corporation(a)	273,479
		973,753
	HOME CONSTRUCTION - 2.6%
3,216	American Woodmark Corporation(a)	226,599
1,005	Cavco Industries, Inc.(a)	256,779
11,658	Forestar Group, Inc.(a)	242,370
10,385	Griffon Corporation(b)	251,317
5,628	KB Home	242,173
1,407	LGI Homes, Inc.(a)	225,584
3,685	M/I Homes, Inc.(a)	237,277
4,489	MDC Holdings, Inc.	234,550
2,211	Meritage Homes Corporation(a)	246,615
2,881	Patrick Industries, Inc.	235,118
10,586	PGT Innovations, Inc.(a)	224,741
8,911	Taylor Morrison Home Corporation(a)	250,310
9,916	Tri Pointe Homes, Inc.(a)	235,703
		3,109,136
	HOTEL REIT - 1.4%
27,738	DiamondRock Hospitality Company(a)	250,752
10,653	Pebblebrook Hotel Trust	234,686
16,683	RLJ Lodging Trust	240,736
3,149	Ryman Hospitality Properties, Inc. (a)	261,587

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HOTEL REIT - 1.4% (Continued)
21,440	Service Properties Trust	$ 245,059
26,532	Summit Hotel Properties, Inc. (a)	247,278
13,534	Xenia Hotels & Resorts, Inc. (a)(b)	235,762
		1,715,860
	HOUSEHOLD PRODUCTS - 1.1%
4,958	Central Garden & Pet Company(a)	228,316
5,829	Edgewell Personal Care Company	246,567
5,561	Energizer Holdings, Inc.	218,770
3,082	Inter Parfums, Inc.	223,568
4,422	Nu Skin Enterprises, Inc., Class A(b)	223,842
21,909	Revlon, Inc., Class A(a)(b)	249,981
		1,391,044
	INDUSTRIAL INTERMEDIATE PROD - 1.6%
4,489	AZZ, Inc.	240,386
1,541	Chart Industries, Inc.(a)	290,295
2,546	EnPro Industries, Inc.	217,708
3,216	Gibraltar Industries, Inc.(a)	240,107
5,494	Mueller Industries, Inc.	245,087
3,082	Proto Labs, Inc.(a)	228,561
4,087	Raven Industries, Inc. (a)	238,476
1,005	Valmont Industries, Inc.	250,104
		1,950,724
	INDUSTRIAL REIT - 0.2%
1,541	PS Business Parks, Inc.	242,291

	INDUSTRIAL SUPPORT SERVICES - 0.4%
2,680	Applied Industrial Technologies, Inc.	238,011
2,278	WESCO International, Inc.(a)	266,571
		504,582
	INFRASTRUCTURE REIT - 0.2%
20,435	Uniti Group, Inc.	267,085

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
1,809	Evercore, Inc., Class A	252,609

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.4% (Continued)
2,680	Houlihan Lokey, Inc.	$ 241,736
		494,345
	INSURANCE - 2.6%
7,437	American Equity Investment Life Holding Company	235,679
4,154	AMERISAFE, Inc.	239,063
4,556	Argo Group International Holdings Ltd.(b)	241,012
10,452	CNO Financial Group, Inc.	255,656
4,623	eHealth, Inc.(a)	178,679
5,762	Employers Holdings, Inc.	237,222
71,556	Genworth Financial, Inc., Class A(a)	268,335
6,030	Horace Mann Educators Corporation	247,230
3,953	Mercury General Corporation	236,034
11,792	ProAssurance Corporation	300,695
3,149	Safety Insurance Group, Inc.	256,045
2,948	Selective Insurance Group, Inc.	246,364
9,581	United Fire Group, Inc.(b)	248,723
		3,190,737
	INTERNET MEDIA & SERVICES - 0.2%
737	Stamps.com, Inc.(a)	242,399

	LEISURE FACILITIES & SERVICES - 2.4%
5,896	BJ's Restaurants, Inc. (a)	252,113
4,422	Brinker International, Inc. (a)(b)	235,560
5,293	Cheesecake Factory, Inc. (The) (a)	246,918
15,410	Cinemark Holdings, Inc. (a)(b)	274,759
3,082	Dine Brands Global, Inc. (a)	254,943
2,211	Jack in the Box, Inc.(b)	234,278
2,077	Papa John's International, Inc.	264,880
5,025	SeaWorld Entertainment, Inc.(a)	247,180
2,345	Shake Shack, Inc., Class A(a)	203,429
5,293	St Joe Company (The)	244,907
2,613	Texas Roadhouse, Inc.	248,235
1,407	Wingstop, Inc.	241,906
		2,949,108

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	LEISURE PRODUCTS - 0.9%
7,571	Callaway Golf Company(a)	$ 212,442
1,474	Fox Factory Holding Corporation(a)	226,510
3,216	Sturm Ruger & Company, Inc.(b)	251,459
2,010	Thor Industries, Inc.(b)	227,994
3,350	Winnebago Industries, Inc.	233,227
		1,151,632
	MACHINERY - 3.9%
1,608	Alamo Group, Inc.	249,256
2,747	Albany International Corporation, Class A(b)	215,173
3,886	Astec Industries, Inc.	237,590
2,010	Curtiss-Wright Corporation	244,778
9,313	Enerpac Tool Group Corporation	234,315
2,546	ESCO Technologies, Inc.	229,446
6,030	Federal Signal Corporation	244,999
2,948	Franklin Electric Company, Inc.	250,521
5,293	Hillenbrand, Inc.	245,701
1,608	John Bean Technologies Corporation	234,591
6,566	Kennametal, Inc.	244,124
1,474	Lindsay Corporation	242,842
16,147	Mueller Water Products, Inc. - Series A	268,362
1,608	Regal Beloit Corporation	240,267
4,221	Rexnord Corporation	256,467
2,881	SPX FLOW, Inc.	232,007
3,015	Tennant Company(b)	223,050
4,958	Terex Corporation	253,105
10,184	Welbilt, Inc.(a)	238,306
		4,584,900
	MEDICAL EQUIPMENT & DEVICES - 2.7%
9,045	AngioDynamics, Inc.(a)	255,974
6,298	Avanos Medical, Inc.(a)	207,834
8,844	CryoLife, Inc.(a)(b)	232,067
1,206	ICU Medical, Inc.(a)	240,416
3,015	Inogen, Inc.(a)(b)	178,458
2,412	Integer Holdings Corporation(a)	238,281

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.7% (Continued)
9,112	Lantheus Holdings, Inc.(a)	$ 240,283
2,747	LivaNova plc(a)	227,149
3,417	Merit Medical Systems, Inc.(a)	245,238
7,571	Myriad Genetics, Inc.(a)	270,891
8,978	Natus Medical, Inc.(a)	238,097
5,494	Neogen Corporation(a)	240,527
20,301	OraSure Technologies, Inc.(a)(b)	222,296
8,777	Varex Imaging Corporation(a)	256,025
		3,293,536
	METALS & MINING - 1.4%
30,083	Alliance Resource Partners, L.P.	260,519
9,581	Cleveland-Cliffs, Inc. (a)(b)	224,866
31,691	Coeur Mining, Inc.(a)	223,422
3,484	Compass Minerals International, Inc.	233,184
3,015	Encore Wire Corporation	256,305
35,711	Hecla Mining Company	219,623
1,943	Kaiser Aluminum Corporation	245,323
		1,663,242
	MORTGAGE FINANCE - 0.4%
15,678	Apollo Commercial Real Estate Finance, Inc.	243,793
69,479	Invesco Mortgage Capital, Inc.(b)	216,774
		460,567
	MULTI ASSET CLASS REIT - 0.2%
9,849	Washington Real Estate Investment Trust	247,604

	MULTI ASSET CLASS REITS - 0.2%
18,157	Lexington Realty Trust	245,664

	OFFICE REIT - 1.4%
6,499	American Assets Trust, Inc.	258,790
17,152	Brandywine Realty Trust	238,070
14,338	Columbia Property Trust, Inc.	239,731
8,107	Corporate Office Properties Trust	228,455
13,266	Mack-Cali Realty Corporation(a)	237,196

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	OFFICE REIT - 1.4% (Continued)
8,241	Office Properties Income Trust	$ 218,634
12,596	Piedmont Office Realty Trust, Inc., Class A	224,461
		1,645,337
	OIL & GAS PRODUCERS - 2.6%
6,097	Callon Petroleum Company(a)(b)	208,334
8,174	Crestwood Equity Partners, L.P.	215,385
13,735	Delek US Holdings, Inc.	235,006
38,391	Enerplus Corporation(b)	227,275
42,880	EnLink Midstream, LLC	231,123
11,591	Holly Energy Partners, L.P.	215,593
103,448	Kosmos Energy Ltd. (a)	244,137
1,608	Murphy USA, Inc.	249,691
6,030	PDC Energy, Inc.	251,754
12,797	SM Energy Company	244,423
50,719	Southwestern Energy Company(a)	230,771
6,298	Sunoco, L.P.	231,766
13,266	Viper Energy Partners, L.P.	245,686
6,968	World Fuel Services Corporation	225,484
		3,256,428
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
27,738	Archrock, Inc.	213,028
8,375	Dril-Quip, Inc.(a)	203,513
86,899	Frank's International N.V.(a)	250,268
57,553	Helix Energy Solutions Group, Inc.(a)	216,399
26,063	MRC Global, Inc.(a)	213,717
2,747	Nabors Industries Ltd. (a)	231,682
24,187	NOW, Inc.(a)(b)	185,756
18,023	Oceaneering International, Inc.(a)	221,683
42,210	Oil States International, Inc.(a)(b)	247,351
29,815	Patterson-UTI Energy, Inc.	231,364
		2,214,761
	PUBLISHING & BROADCASTING - 0.8%
89,847	Clear Channel Outdoor Holdings, Inc.(a)	236,298
12,529	EW Scripps Company (The), Class A	232,288

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	PUBLISHING & BROADCASTING - 0.8% (Continued)
4,087	John Wiley & Sons, Inc., Class A	$ 237,454
7,102	Scholastic Corporation	236,070
		942,110
	RENEWABLE ENERGY - 0.2%
2,412	EnerSys	204,031

	RESIDENTIAL REIT - 0.2%
12,395	Independence Realty Trust, Inc.	253,850

	RETAIL - CONSUMER STAPLES - 0.9%
4,154	Big Lots, Inc. (b)	202,134
2,546	Ollie's Bargain Outlet Holdings, Inc.(a)(b)	184,279
2,680	PriceSmart, Inc.	226,755
9,715	Sprouts Farmers Market, Inc.(a)	241,904
4,556	Weis Markets, Inc.	259,464
		1,114,536
	RETAIL - DISCRETIONARY - 3.9%
8,308	Aaron's Company, Inc. (The)	220,328
1,139	Asbury Automotive Group, Inc.(a)	212,127
2,881	Avis Budget Group, Inc.(a)	261,451
5,695	Buckle, Inc. (The)	220,567
5,360	Builders FirstSource, Inc.(a)	285,634
9,715	Caleres, Inc.	238,892
2,814	Children's Place, Inc. (The) (a)	244,368
16,415	Designer Brands, Inc., Class A(a)	238,018
1,273	Dillard's, Inc., Class A(b)	242,456
1,407	Group 1 Automotive, Inc.	232,774
10,720	Guess?, Inc.	259,317
7,102	La-Z-Boy, Inc.	248,641
603	Lithia Motors, Inc., Class A	199,774
4,489	MarineMax, Inc.(a)	218,255
4,087	Monro, Inc.(b)	232,591
335	RH(a)	234,724
12,663	Sally Beauty Holdings, Inc.(a)	235,405

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - DISCRETIONARY - 3.9% (Continued)
2,412	Sleep Number Corporation(a)	$ 223,134
4,355	Sonic Automotive, Inc., Class A	220,102
6,432	Urban Outfitters, Inc.(a)	212,385
		4,680,943
	RETAIL REIT - 2.2%
11,189	Acadia Realty Trust	237,431
3,149	Agree Realty Corporation	234,758
8,308	Four Corners Property Trust, Inc.	237,692
7,571	Getty Realty Corporation	239,471
10,471	Kimco Realty Corporation	228,163
11,859	Kite Realty Group Trust	240,263
13,534	Retail Opportunity Investments Corporation	244,695
18,760	RPT Realty	242,754
5,226	Saul Centers, Inc.	240,814
13,936	Tanger Factory Outlet Centers, Inc.(b)	233,010
12,596	Urban Edge Properties	238,568
		2,617,619
	SEMICONDUCTORS - 4.0%
9,715	Amkor Technology, Inc.	266,871
2,680	Brooks Automation, Inc.	227,693
4,824	CEVA, Inc.(a)	232,758
2,881	Cirrus Logic, Inc.(a)	241,053
6,767	Cohu, Inc. (a)	241,447
6,834	CTS Corporation	239,737
2,881	Diodes, Inc.(a)	278,967
14,874	DSP Group, Inc.(a)	325,740
3,417	II-VI, Inc.(a)	215,203
4,422	Kulicke & Soffa Industries, Inc.	310,380
4,958	MaxLinear, Inc., A(a)	258,956
3,417	Onto Innovation, Inc.(a)	253,302
2,479	Power Integrations, Inc.(b)	269,319
10,117	Rambus, Inc.(a)(b)	240,785
3,886	Semtech Corporation(a)	271,709
3,216	Silicon Motion Technology Corporation - ADR	240,107

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 4.0% (Continued)
1,541	Synaptics, Inc.(a)	$ 292,451
10,385	Veeco Instruments, Inc.(a)(b)	236,674
10,787	Vishay Intertechnology, Inc.	236,990
		4,880,142
	SOFTWARE - 4.3%
14,003	Allscripts Healthcare Solutions, Inc.(a)(b)	215,086
3,350	Blackbaud, Inc. (a)(b)	233,462
5,896	Bottomline Technologies DE, Inc.(a)	249,224
9,179	Cognyte Software Ltd.(a)	252,239
3,149	CommVault Systems, Inc.(a)	254,975
1,474	Concentrix Corporation(a)	255,577
4,958	Cornerstone OnDemand, Inc.(a)	284,093
7,906	Ebix, Inc.(b)	227,535
3,149	Envestnet, Inc.(a)	251,511
11,859	FireEye, Inc.(a)	215,715
6,298	Inovalon Holdings, Inc., Class A(a)	257,273
3,752	LivePerson, Inc.(a)	240,503
402	MicroStrategy, Inc., Class A(a)(b)	279,109
3,484	New Relic, Inc.(a)(b)	278,615
14,740	NextGen Healthcare, Inc.(a)	224,932
1,608	Omnicell, Inc.(a)	249,674
5,226	Progress Software Corporation	243,323
2,345	Qualys, Inc.(a)	275,256
2,211	SPS Commerce, Inc.(a)	299,657
5,628	Verint Systems, Inc.(a)(b)	251,234
11,524	Xperi Holding Corporation	246,268
		5,285,261
	SPECIALTY FINANCE - 2.2%
5,025	Encore Capital Group, Inc.(a)	247,280
3,015	FirstCash, Inc.	258,355
2,613	GATX Corporation	239,560
1,206	LendingTree, Inc.(a)	200,956
6,432	Mr Cooper Group, Inc.(a)	250,076
3,149	Nelnet, Inc., Class A	254,691

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SPECIALTY FINANCE - 2.2% (Continued)
6,164	PRA Group, Inc.(a)	$ 258,888
5,427	PROG Holdings, Inc.(b)	256,806
12,663	SLM Corporation	237,431
4,020	Stewart Information Services Corporation	253,059
2,278	Walker & Dunlop, Inc.	252,972
		2,710,074
	SPECIALTY REIT - 0.5%
23,249	CoreCivic, Inc. (a)	225,980
34,505	GEO Group, Inc. (The)(b)	267,415
9,983	Outfront Media, Inc.	247,179
		740,574
	STEEL - 0.9%
11,658	Allegheny Technologies, Inc.(a)	208,212
6,231	Carpenter Technology Corporation(b)	207,804
7,303	Commercial Metals Company	238,224
9,045	United States Steel Corporation	241,954
3,752	Worthington Industries, Inc.	217,428
		1,113,622
	TECHNOLOGY HARDWARE - 3.0%
8,710	3D Systems Corporation(a)	265,132
9,045	Benchmark Electronics, Inc.(b)	244,486
2,546	Fabrinet(a)	262,289
23,450	GoPro, Inc., Class A(a)	233,797
3,618	InterDigital, Inc.	260,894
11,926	Knowles Corporation(a)	238,520
8,308	NetScout Systems, Inc.(a)	227,805
7,638	Plantronics, Inc. (a)(b)	227,460
2,613	Plexus Corporation(a)(b)	239,952
6,231	Sanmina Corporation(a)	246,000
6,298	Super Micro Computer, Inc.(a)	230,129
2,010	SYNNEX Corporation	255,411
17,085	TTM Technologies, Inc.(a)	239,190
14,338	Viavi Solutions, Inc.(a)	233,566

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY HARDWARE - 3.0% (Continued)
2,077	Vicor Corporation(a)	$ 256,239
		3,660,870
	TECHNOLOGY SERVICES - 1.7%
5,293	CSG Systems International, Inc.(b)	255,176
2,144	ExlService Holdings, Inc.(a)	264,012
5,159	Green Dot Corporation, Class A(a)	269,506
5,963	LiveRamp Holdings, Inc.(a)	292,187
2,747	ManTech International Corporation, Class A	217,480
2,546	Perficient, Inc.(a)	303,534
20,301	Sabre Corporation(a)	227,980
2,278	TTEC Holdings, Inc.	240,238
		2,070,113
	TELECOMMUNICATIONS - 1.7%
9,380	8x8, Inc.(a)	226,527
5,561	ATN International, Inc.	253,526
15,611	Cincinnati Bell, Inc.(a)(b)	241,814
3,082	Cogent Communications Holdings, Inc.	223,692
5,628	Iridium Communications, Inc.(a)	250,502
29,011	Spok Holdings, Inc.	287,500
10,720	Telephone and Data Systems, Inc.	217,830
6,566	United States Cellular Corporation(a)	209,784
16,750	Vonage Holdings Corporation(a)	236,175
		2,147,350
	TIMBER REIT - 0.2%
4,623	PotlatchDeltic Corporation	240,165

	TRANSPORTATION & LOGISTICS - 2.0%
1,273	Allegiant Travel Company(a)(b)	244,976
2,680	Forward Air Corporation	236,296
14,003	Heartland Express, Inc.	234,970
3,618	Hub Group, Inc., Class A(a)	253,984
4,154	Kirby Corporation(a)	222,613
15,075	Marten Transport Ltd.	235,019
3,551	Matson, Inc.	281,133

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TRANSPORTATION & LOGISTICS - 2.0% (Continued)
1,072	Saia, Inc.(a)	$ 257,419
5,896	SkyWest, Inc. (a)	275,048
5,226	Werner Enterprises, Inc.(b)	246,458
		2,487,916
	TRANSPORTATION EQUIPMENT - 0.2%
8,844	Trinity Industries, Inc.(b)	256,741

	WHOLESALE - CONSUMER STAPLES - 0.2%
4,221	Calavo Growers, Inc.	198,049

	WHOLESALE - DISCRETIONARY - 0.2%
2,613	ePlus, Inc.(a)	282,779

	TOTAL COMMON STOCKS (Cost $105,505,515)	120,992,476

	WARRANT — 0.0%(c)
	OIL & GAS SERVICES & EQUIPMENT - 0.0% (c)
972	Nabors Industries Ltd. (a)(b) (Cost $0)	5,638

	COLLATERAL FOR SECURITIES LOANED — 8.8%
	MONEY MARKET FUND - 8.8%
10,771,797	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $10,771,797)(d),(e)	10,771,797

	TOTAL INVESTMENTS - 108.1% (Cost $116,277,312)	$ 131,769,911
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%	(9,845,418)
	NET ASSETS - 100.0%	$ 121,924,493

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2021 was $10,459,286.
(c)	Percentage rounds to less than 0.1%.
(d)	Security was purchased with cash received as collateral for securities on loan at August 31, 2021. Total collateral had a value of $10,771,797 at August 31, 2021.

(e)	Rate disclosed is the seven day effective yield as of August 31, 2021.